OTHER INTANGIBLE ASSETS (Details) £ in Millions	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of intangible assets [text block] [Abstract]
Brand names	£ 380	£ 380
Remaining amortisation period of intangible assets material to entity	9